Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.3%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $6,729,817)	3,690,752	GBP	$4,487,622
Corporate Bonds– 48.6%
Banking – 7.8%
Bank of America Corp, 4.2000%, 8/26/24	$1,860,000		1,827,410
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	7,240,000		6,763,394
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	4,022,000		3,804,734
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,331,271
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,486,336
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	3,710,000		3,642,423
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	2,862,417
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.7500%, 4.7160%, 8/11/26‡	7,500,000		7,300,973
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,358,540
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	3,730,000	GBP	4,599,933
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	8,091,714
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	5,510,000		3,678,798
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,576,425
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000	GBP	5,893,211
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	5,203,000		4,845,734
Nationwide Building Society,
ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	6,670,000	GBP	8,335,920
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,242,338
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	13,530,000		13,982,311
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,656,762
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	11,438,000		11,585,312
Santander UK Group Holdings PLC, GBP SWAP 1YR + 2.8660%, 7.0980%, 11/16/27‡	4,660,000	GBP	5,887,198
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.6000%, 4.4900%, 8/5/25 (144A)‡	14,975,000		14,608,135
UBS Group AG, 5.9590%, 1/12/34 (144A)	3,370,000		3,458,436
			122,819,725
Brokerage – 0.7%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		6,103,496
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)	5,000,000		4,462,353
			10,565,849
Capital Goods – 0.6%
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,717,025
Ball Corp, 2.8750%, 8/15/30	9,266,000		7,718,161
			9,435,186
Communications – 5.9%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,111,637
AT&T Inc, 4.5000%, 5/15/35	3,370,000		3,156,883
Comcast Corp, 0%, 9/14/26	1,420,000	EUR	1,365,951
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,786,225
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,888,539
Crown Castle International Corp, 3.1000%, 11/15/29	2,801,000		2,489,610
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,736,123
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,771,143
Netflix Inc, 5.8750%, 11/15/28	6,100,000		6,410,185
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,400,763
Netflix Inc, 3.6250%, 6/15/30	2,680,000	EUR	2,786,024
Netflix Inc, 4.8750%, 6/15/30 (144A)	962,000		957,714
Orange SA, 1.1250%, 7/15/24	2,600,000	EUR	2,742,996
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,227,663
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,144,761
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		1,971,658
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	2,808,000		2,411,904
Sky Ltd, 2.5000%, 9/15/26	4,025,000	EUR	4,209,391
T-Mobile USA Inc, 3.5000%, 4/15/25	9,500,000		9,236,090
T-Mobile USA Inc, 2.2500%, 2/15/26	7,500,000		6,975,456
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		921,066
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,580,533
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		8,460,774
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	3,981,897

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	$2,033,578
Verizon Communications Inc, 2.6500%, 5/6/30	3,250,000	AUD	1,827,424
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	2,498,612
			94,084,600
Consumer Cyclical – 4.9%
Booking Holdings Inc, 4.0000%, 11/15/26	10,358,000	EUR	11,406,234
Booking Holdings Inc, 3.5500%, 3/15/28	$1,116,000		1,071,622
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	5,425,901
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	6,600,000		6,262,427
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	7,341,000		6,317,914
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	906,218
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)#	8,000,000		6,820,000
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,630,532
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		1,923,587
Service Corp International/US, 3.3750%, 8/15/30	9,803,000		8,357,058
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		5,929,606
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	6,779,057
Walmart Inc, 4.8750%, 9/21/29	8,500,000	EUR	9,999,301
			77,829,457
Consumer Non-Cyclical – 15.0%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	2,650,000	EUR	2,700,059
AbbVie Inc, 4.5000%, 5/14/35	5,050,000		4,895,220
Amgen Inc, 5.2500%, 3/2/30	1,754,000		1,793,960
Amgen Inc, 5.2500%, 3/2/33	5,041,000		5,179,119
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.7000%, 2/1/36	3,370,000		3,355,931
Anheuser-Busch InBev SA/NV, 2.7000%, 3/31/26	13,389,000	EUR	14,194,515
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,863,794
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,469,582
Avantor Funding Inc, 3.8750%, 7/15/28	2,365,000	EUR	2,385,081
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	4,628,973
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		3,812,900
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		4,763,708
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,308,847
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,784,340
Coca-Cola Co, 0.3750%, 3/15/33	10,000,000	EUR	8,044,265
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,618,781
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,456,043
Diageo Finance PLC, 0.5000%, 6/19/24	7,335,000	EUR	7,683,595
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	7,412,044
Elanco Animal Health Inc, 6.6500%, 8/28/28	1,640,000		1,548,931
GE Healthcare Holding LLC, 5.5500%, 11/15/24 (144A)	18,844,000		18,936,527
HCA Inc, 5.3750%, 2/1/25	9,202,000		9,205,850
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,586,439
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,379,230
HCA Inc, 3.6250%, 3/15/32 (144A)	2,847,000		2,509,717
Heineken NV, 3.5000%, 1/29/28 (144A)#	2,320,000		2,238,969
IQVIA Inc, 5.0000%, 5/15/27 (144A)	5,207,000		5,116,346
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	4,762,000		4,573,537
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		847,745
Kimberly-Clark Corp, 0.6250%, 9/7/24	7,353,000	EUR	7,664,496
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,607,467
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	9,669,042
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		12,775,088
Novartis Finance SA, 0%, 9/23/28	10,000,000	EUR	9,094,635
Novo Nordisk Finance Netherlands BV, 0.7500%, 3/31/25	7,786,000	EUR	8,014,049
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,470,213
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	4,589,880
PepsiCo Inc, 0.7500%, 10/14/33	13,434,000	EUR	11,052,425
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,346,145
Tesco PLC, 6.1500%, 11/15/37 (144A)	2,001,000		1,999,639
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	2,654,195
Zoetis Inc, 5.4000%, 11/14/25	15,256,000		15,513,387
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,383,536
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,822,680
			237,950,925
Government Sponsored – 1.7%
Electricite de France SA, 5.5000%, 1/25/35	4,800,000	GBP	5,621,229
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	18,041,000	AUD	11,887,754
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,857,946
			26,366,929
Insurance – 2.0%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,494,169

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance– (continued)
Athene Global Funding, 2.6460%, 10/4/31 (144A)	$5,510,000		$4,375,282
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,229,194
Berkshire Hathaway Inc, 0%, 3/12/25	4,430,000	EUR	4,484,707
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	1,777,583
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	4,705,000	GBP	3,714,290
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,263,906
Centene Corp, 2.6250%, 8/1/31	7,558,000		6,124,323
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,076,242
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	742,538
			32,282,234
Technology – 10.0%
Alphabet Inc, 2.0500%, 8/15/50	5,947,000		3,780,008
Apple Inc, 2.5130%, 8/19/24	5,080,000	CAD	3,650,961
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	5,986,773
CrowdStrike Holdings Inc, 3.0000%, 2/15/29#	5,781,000		5,045,230
DELL International LLC / EMC Corp, 5.8500%, 7/15/25	9,055,000		9,203,470
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	2,000,000		2,052,630
Equinix Inc, 3.2000%, 11/18/29	10,199,000		9,104,160
Experian Finance PLC, 2.1250%, 9/27/24	3,500,000	GBP	4,138,087
Fiserv Inc, 5.4500%, 3/2/28	2,556,000		2,610,605
Fiserv Inc, 3.5000%, 7/1/29	1,095,000		1,016,364
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,613,159
Gartner Inc, 3.7500%, 10/1/30 (144A)	4,237,000		3,803,216
Microsoft Corp, 2.5250%, 6/1/50	25,197,000		17,828,938
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		1,848,533
MSCI Inc, 3.6250%, 9/1/30 (144A)	2,483,000		2,158,497
NVIDIA Corp, 0.5840%, 6/14/24	5,500,000		5,251,622
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,581,966
Oracle Corp, 5.8000%, 11/10/25	11,858,000		12,154,033
Oracle Corp, 2.6500%, 7/15/26	3,467,000		3,239,203
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,686,224
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,422,222
Oracle Corp, 3.6000%, 4/1/50	9,685,000		6,869,517
Oracle Corp, 5.5500%, 2/6/53	3,270,000		3,113,175
Sage Group PLC/The, 2.8750%, 2/8/34	6,875,000	GBP	6,806,214
Salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,212,529
Salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,664,195
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,166,624
VMware Inc, 1.0000%, 8/15/24	5,602,000		5,286,899
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,048,424
VMware Inc, 1.4000%, 8/15/26	2,245,000		1,985,694
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,497,341
VMware Inc, 4.7000%, 5/15/30	7,315,000		7,101,281
Workday Inc, 3.8000%, 4/1/32#	4,950,000		4,538,259
			157,466,053
Total Corporate Bonds (cost $826,897,048)			768,800,958
Foreign Government Bonds– 35.5%
Australia Government Bond, 0.2500%, 11/21/25	55,500,000	AUD	34,598,888
Australia Government Bond, 0.5000%, 9/21/26	32,870,000	AUD	20,200,654
Australia Government Bond, 3.2500%, 4/21/29	97,000,000	AUD	65,335,774
Australia Government Bond, 1.0000%, 11/21/31	30,019,000	AUD	16,649,629
Australia Government Bond, 1.7500%, 11/21/32	20,001,000	AUD	11,663,991
Australia Government Bond, 2.7500%, 5/21/41	46,294,000	AUD	26,962,407
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	5,388,416
Canadian Government Bond, 1.5000%, 6/1/31	25,399,000	CAD	16,930,098
Federal Republic of Germany Bond, 0%, 10/9/26	41,217,258	EUR	41,074,678
Japan Government Five Year Bond, 0.0050%, 6/20/27	2,500,000,000	JPY	18,796,889
Kingdom of Sweden Government Bond, 2.5000%, 5/12/25	47,205,000	SEK	4,514,667
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	351,425,000	SEK	32,075,356
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	400,000,000	SEK	32,488,704
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32 (144A)	29,367,912	EUR	26,387,714
New Zealand Government Bond, 2.7500%, 4/15/25	33,000,000	NZD	19,884,868
New Zealand Government Bond, 0.5000%, 5/15/26	60,000,000	NZD	33,280,664
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	11,676,572
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	16,791,320
Swiss Confederation Government Bond, 0.5000%, 5/27/30	47,000,000	CHF	49,127,255
United Kingdom Gilt, 1.2500%, 7/22/27	37,218,592	GBP	41,934,437
United Kingdom Gilt, 4.5000%, 9/7/34	27,430,366	GBP	36,786,064
Total Foreign Government Bonds (cost $620,761,758)			562,549,045

Shares or Principal Amounts		Value
Mortgage-Backed Securities– 5.9%
Fannie Mae Pool:
3.5000%, 5/1/49	$6,831,387	$6,396,806
3.0000%, 9/1/50	8,951,932	8,075,794
3.5000%, 2/1/51	1,951,768	1,827,605
3.0000%, 1/1/52	2,454,298	2,217,597
3.0000%, 4/1/52	22,884,491	20,627,829
3.0000%, 6/1/52	10,500,411	9,408,262
3.5000%, 8/1/52	3,875,077	3,625,292
3.5000%, 9/1/52	7,492,626	6,997,339
3.5000%, 9/1/52	2,330,480	2,171,328
4.5000%, 9/1/52	2,271,691	2,255,309
		63,603,161
Freddie Mac Pool:
3.0000%, 11/1/51	10,786,412	9,677,877
3.5000%, 4/1/52	4,506,907	4,222,779
3.0000%, 5/1/52	11,457,346	10,345,876
3.0000%, 5/1/52	4,087,877	3,698,137
4.0000%, 8/1/52	2,039,249	1,983,598
		29,928,267
Total Mortgage-Backed Securities (cost $94,386,291)		93,531,428
Investment Companies– 6.7%
Money Markets – 6.7%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $105,970,128)	105,949,997	105,971,187
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	2,854,631	2,854,631
Time Deposits – 0%
Royal Bank of Canada, 4.8000%, 4/3/23	$713,658	713,658
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,568,289)		3,568,289
Total Investments (total cost $1,658,313,331) – 97.2%		1,538,908,529
Cash, Receivables and Other Assets, net of Liabilities – 2.8%		43,798,576
Net Assets – 100%		$1,582,707,105

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$677,746,507	44.0%
United Kingdom	248,136,873	16.1
Australia	180,799,759	11.7
New Zealand	81,633,424	5.3
Switzerland	76,288,461	5.0
Sweden	69,078,727	4.5
Germany	65,758,145	4.3
Netherlands	39,749,461	2.6
France	24,515,706	1.6
Belgium	22,883,822	1.5
Japan	18,796,889	1.2
Canada	16,930,098	1.1
Bermuda	8,576,608	0.6
Denmark	8,014,049	0.5

Total	$1,538,908,529	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 6.7%
Money Markets - 6.7%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$1,402,493	$7,321	$(3,203)	$105,971,187
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	8,241∆	-	-	2,854,631
Total Affiliated Investments - 6.9%	$1,410,734	$7,321	$(3,203)	$108,825,818

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 6.7%
Money Markets - 6.7%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	64,594,507	1,288,148,593	(1,246,776,031)	105,971,187
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	4,308,311	39,877,118	(41,330,798)	2,854,631

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/26/23	116,657,181	$(82,019,954)	$(3,991,893)
Australian Dollar	4/26/23	(208,705,315)	144,595,794	4,999,834
Australian Dollar	5/31/23	8,536,305	(5,662,494)	54,981
Australian Dollar	5/31/23	59,122,608	(40,494,799)	(895,460)
Australian Dollar	5/31/23	(170,314,160)	117,884,795	3,811,201
Australian Dollar	5/31/23	(1,148,137)	761,898	(7,105)
Australian Dollar	6/26/23	40,185	(26,790)	151
Australian Dollar	6/26/23	3,723,221	(2,502,686)	(6,486)
Australian Dollar	6/26/23	(149,922,402)	101,273,050	758,909
Australian Dollar	6/26/23	(1,916,054)	1,284,586	(16)
British Pound	4/26/23	643,520	(795,242)	(1,165)
British Pound	4/26/23	(58,163,032)	71,924,666	153,961
British Pound	4/26/23	(5,900,648)	7,136,941	(144,206)
British Pound	5/31/23	30,413,479	(36,765,141)	790,246
British Pound	5/31/23	(96,071,286)	115,473,422	(3,158,000)
British Pound	6/26/23	11,678,270	(14,407,108)	20,175
British Pound	6/26/23	6,694,931	(8,292,669)	(21,782)
British Pound	6/26/23	(35,837,929)	44,239,045	(34,974)
Canadian Dollar	4/26/23	14,196,312	(10,443,571)	66,047

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	4/26/23	5,030,904	$(3,773,989)	$(49,579)
Canadian Dollar	4/26/23	(30,735,667)	22,765,225	11,420
Canadian Dollar	5/31/23	84,212,238	(62,231,325)	152,038
Canadian Dollar	5/31/23	63,830	(47,356)	(71)
Canadian Dollar	5/31/23	(44,293,289)	33,142,014	330,104
Canadian Dollar	5/31/23	(51,491,229)	37,888,361	(255,692)
Canadian Dollar	6/26/23	(11,508,451)	8,430,080	(99,074)
Euro	4/26/23	17,241	(18,525)	196
Euro	4/26/23	5,253,510	(5,746,530)	(42,194)
Euro	4/26/23	(83,933,639)	91,341,134	204,794
Euro	5/31/23	5,060,850	(5,430,955)	75,476
Euro	5/31/23	(84,564,816)	91,052,429	(957,859)
Euro	6/26/23	31,548	(34,166)	209
Euro	6/26/23	7,071,913	(7,748,350)	(42,604)
Euro	6/26/23	(47,919,286)	52,500,546	286,403
Euro	6/26/23	(38,684)	42,119	(33)
Japanese Yen	4/26/23	(833,315,753)	6,582,804	280,661
Japanese Yen	5/31/23	(833,315,753)	6,314,887	(19,258)
Japanese Yen	6/26/23	(833,315,753)	6,435,991	77,496
New Zealand Dollar	4/26/23	(47,147,078)	30,122,666	650,953
New Zealand Dollar	5/31/23	(47,162,881)	29,705,052	223,461
New Zealand Dollar	6/26/23	(34,208,945)	21,483,309	102,024
Swedish Krona	4/26/23	(352,105,808)	34,369,858	386,260
Swedish Krona	5/31/23	(198,804,346)	19,199,317	(25,808)
Swedish Krona	6/26/23	(174,652,117)	17,116,847	205,506
Swiss Franc	4/26/23	(24,406,004)	26,895,159	144,247
Swiss Franc	5/31/23	23,374,248	(25,297,818)	429,445
Swiss Franc	5/31/23	(24,406,004)	26,729,058	(133,825)
Swiss Franc	6/26/23	(24,406,004)	26,960,493	24,509
Total				$4,353,623

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	3,041	6/30/23	$349,477,422	$9,218,031
10-Year Australian Bond	1,895	6/15/23	155,627,291	4,114,260
5 Year US Treasury Note	2,591	7/6/23	283,734,742	5,789,264
Long Gilt	389	6/30/23	49,586,381	865,280
Ultra 10-Year Treasury Note	1,020	6/30/23	123,563,438	3,952,445
Total				$23,939,280

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
ITRAXX.FINSEN.S39.V1, Fixed Rate of 1.00%, Paid Quarterly	6/20/28	(29,500,000)	EUR	$217,526	$(246,073)	$(28,547)

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Goldman Sachs & Co. LLC:

BACR 4.375 11Sep24, Fixed Rate 1.00%, Paid Quarterly	12/20/27	(5,600,000)	EUR	$455,024	$(146,018)	$309,006
ITRAXX.FINSEN.S38.V1, Fixed Rate 1.00%, Paid Quarterly	12/20/27	(44,200,000)	EUR	657,573	(834,817)	(177,244)
Total				$1,112,597	$(980,835)	$131,762

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Credit default swaps:
Average notional amount - buy protection	$ 19,930,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	389,229,133
Average amounts sold - in USD	1,536,045,254
Futures contracts:
Average notional amount of contracts - long	899,650,602

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $149,969,996, which represents 9.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,487,622	$-
Corporate Bonds	-	768,800,958	-
Foreign Government Bonds	-	562,549,045	-
Mortgage-Backed Securities	-	93,531,428	-
Investment Companies	-	105,971,187	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,568,289	-
Total Investments in Securities	$-	$1,538,908,529	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	14,240,707	-
Futures Contracts	23,939,280	-	-
Total Assets	$23,939,280	$1,553,149,236	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$980,835	$-
Forward Foreign Currency Exchange Contracts	-	9,887,084	-
Centrally Cleared Swaps	-	246,073	-
Total Liabilities	$-	$11,113,992	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70259 05-23